UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03287

New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2

Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund, Inc.

150 Broadhollow Road, Suite PH2

Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

Name of Security: Companhia de Saneamento Basico

Ticker:	SBS	Cusip or Sedol Number:	20441A102
		Meeting Type:	Special
Rec. Date:	07/19/10	Meeting Date:	08/09/10

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Proposal to amend Article 46 of the bylaws in force to allow for the implementation of a new pension plan for SABESP’s employees- SABESPREV MAIS, all as more fully described in the proxy statement	For	Abstain	Board of Directors

Name of Security: EAGA, PLC

Ticker:	EAGA.L	Cusip or Sedol Number:	G29509109
		Meeting Type:	Annual General Meeting
Rec. Date:	09/16/10	Meeting Date:	10/14/10

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Receive the Company’s annual accounts and Directors’ and Auditors’ report for YE 31 MAY 2010	For	For	Board of Directors
2.	Approve Director’s remuneration report for YE 31 May 2010	For	For	Board of Directors
3.	Declare a final dividend of 2.64 pence per ordinary share	For	For	Board of Directors
4.	Re-appoint Dave Routledge as a Director of the company, who retires by rotation	For	For	Board of Directors
5.	Re-appoint Quintin Oliver as a Director of the company, who retires by rotation	For	For	Board of Directors
6.	Re-appoint Willie MacDiarmid as a Director of the Company	For	For	Board of Directors
7.	Appointment of Giles Sharp as a Director of the Company	For	For	Board of Directors
8.	Re-appoint PricewaterhouseCoopers LLP as Auditors of Company	For	For	Board of Directors
9.	Authorize Directors to determine remuneration of Auditors	For	For	Board of Directors

10.	Authorize Directors to allot shares in Company	For	For	Board of Directors
11.	Approve the disapplication of pre-emption rights	For	For	Board of Directors
12.	Authorize the Company to make market purchases of ordinary shares in the capital of the Company	For	For	Board of Directors
13.	Authorize the Company to call general meetings other than annual general meetings on not less than 14 clear days’ notice	For	For	Board of Directors

Name of Security: Sims Metal Management Limited

Ticker:	SMS	Cusip or Sedol Number:	829160100
		Meeting Type:	Annual Meeting
Rec. Date:	10/18/10	Meeting Date:	11/19/10

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

2.	To re-elect Mr. Christopher Renwick as an independent non-executive Director of the company	For	For	Board of Directors
3.	To amend the Constitution	For	For	Board of Directors
4.	To approve the participation in the Sims Metal Management long-term incentive plan by Mr. Daniel Dienst	For	Against	Board of Directors
5.	To adopt the remuneration report for the year ended 30 June 2010	For	For	Board of Directors

Name of Security: Telvent GIT SA

Ticker:	TLVT	Cusip or Sedol Number:	E90215109
		Meeting Type:	Special
Rec. Date:	10/21/10	Meeting Date:	11/22/10

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Ratification and appointment, as appropriate, of Directors	For	For	Board of Directors
2.	Authorization to Board of Directors to repurchase its ordinary shares, directly or indirectly through group companies, in accordance with current legislation	For	For	Board of Directors
3.	Authorize the Board of Directors with express powers of substitution, to interpret, amend,

	complement, execute, registration, substitution of powers and adaptation of the agreements to be adopted by the shareholders at this meeting	For	For	Board of Directors
4.	Approval, as the case may be, of the minutes of this meeting as required by law	For	For	Board of Directors
5.	In their discretion, the proxies are authorized to vote upon such other business as properly may come before the meeting	For	For	Board of Directors

Name of Security: Johnson Controls, Inc.

Ticker:	JCI	Cusip or Sedol Number:	478366107
		Meeting Type:	Annual
Rec. Date:	11/18/10	Meeting Date:	01/26/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:
1.	Director Nominees Election	For	For All Nominees	Board of Directors
2.	Ratification of PriceWaterhouseCoopers as independent auditors for 2011	For	For	Board of Directors
3.	Approval of a proposed amendment to the Johnson Controls restated Articles of Incorporation to allow for a majority voting standard for uncontested elections of Directors	For	For	Board of Directors
4.	Approval of Johnson Controls annual incentive performance plan	For	For	Board of Directors
5.	Approval of Johnson Controls long-term incentive performance plan	For	For	Board of Directors
6.	Advisory vote on compensation of our named executive officers	For	Abstain	Board of Directors
7.	Advisory vote on frequency of advisory vote on compensation of our named executive officers	For	For	Board of Directors

Name of Security: Atmos Energy Corporation

Ticker:	ATO	Cusip or Sedol Number:	049560105
		Meeting Type:	Annual
Rec. Date:	12/15/10	Meeting Date:	02/09/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1A.	Election of Director: Kim R. Cocklin	For	For	Board of Directors
1B.	Election of Director: Richard W. Douglas	For	For	Board of Directors
1C.	Election of Director: Ruben E. Esquivel	For	For	Board of Directors
1D.	Election of Director: Richard K. Gordon	For	For	Board of Directors
2.	Proposal to amend Company’s 1998 long-term incentive plan to increase number of shares reserved for issuance under the plan and to extend the term of the plan for an additional five years	For	For	Board of Directors
3.	Proposal to amend Company’s annual incentive plan for management to extend the term for an additional five years	For	For	Board of Directors
4.	Proposal to ratify appointment of Ernst & Young LLP as independent public accounting firm for fiscal 2011	For	For	Audit Committee & Board of Directors
5.	Proposal for an advisory vote by shareholders to approve the compensation of the Company’s executive officers for fiscal 2010 (“say on pay”)	For	For	Board of Directors
6.	Proposal for an advisory vote on the frequency of vote on say on pay in future years	For	Abstain	Board of Directors

Name of Security: Vestas Wind Systems A/S

Ticker:	VWS.CO	Cusip or Sedol Number:	K9773J128
		Meeting Type:	Annual General Meeting
Rec. Date:	03/21/11	Meeting Date:	03/28/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Report of the Board of Directors	None	None	Board of Directors
2.	Presentation and adoption of the annual report	For	For	Board of Directors
3.1	Presentation and adoption of the remuneration of the Board of Directors: Remuneration for financial year 2010	For	For	Board of Directors
3.2	Presentation and adoption of the remuneration of the Board of Directors: Remuneration for financial year 2011	For	For	Board of Directors
4.	Resolution for the application of profit	For	For	Board of Directors
5.a	Re-election of Bent Erik Carlsen	For	For	Board of Directors
5.b	Re-election of Torsten Erik Rasmussen	For	For	Board of Directors
5.c	Re-election of Freddy Frandsen	For	For	Board of Directors
5.d	Re-election of Hakan Eriksson	For	For	Board of Directors
5.e	Re-election of Jorgen Huno Rasmussen	For	For	Board of Directors
5.f	Re-election of Jorn Ankaer Thomsen	For	For	Board of Directors
5.g	Re-election of Kurt Anker Nielsen	For	For	Board of Directors
5.h	Election of Carsten Bjerg	For	For	Board of Directors
6.	Reappointment of PricewaterhouseCoopers Statsautoriseret Revisionsaktieselskab as

	the Company’s auditor	For	For	Board of Directors
7.1	The Board of Directors proposal: Adoption of remuneration policy for Vestas Wind System A/S’ Board of Directors and Executive Management	For	For	Board of Directors
7.2	The Board of Directors proposal: Prolongation of the Board of Directors’ authorization to increase the share capital – amendment to Article 3 of the Company’s articles of association	For	For	Board of Directors
7.3	The Board of Directors proposal: Authorization for the Board of Directors to let the company acquire treasury shares	For	For	Board of Directors
7.4	The Shareholders proposal: The General Meeting decides that Vestas will not use the test centre in Osterlid designated by the Danish Government	Against	Abstain	Shareholder

Name of Security: Hyflux Ltd

Ticker:	600.SI	Cusip or Sedol Number:	Y3817K105
		Meeting Type:	ExtraOrdinary General Meeting
Rec. Date:	03/09/11	Meeting Date:	03/31/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

S.1	That the Articles of Association of the Company be and are hereby amended in the manner and to the extent as setout in the Appendix to the Company’s circular to shareholders dated 9 March 2011	For	For	Board of Directors
O.1	Proposed preference share issue mandate	For	Abstain	Board of Directors

Name of Security: Koninklijke Philips Electronics N.V.

Ticker:	PHG	Cusip or Sedol Number:	500472303
		Meeting Type:	Annual
Rec. Date:	03/03/11	Meeting Date:	03/31/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

2A	Adoption of the 2010 financial statements	For	For	Board of Management
2C	Adoption of a dividend of EUR 0.75 per common share in cash or shares, at the option of the shareholder, against the net

	income for 2010 of the Company	For	For	Board of Management
2D	Discharge of Board of Management for their responsibilities	For	For	Board of Management
2E	Discharge of Supervisory Board for their responsibilities	For	For	Board of Management
3A	Appointment of Mr. F.A. Van Houten as President/CEO and member of the Board of Management with effect from April 1, 2011	For	For	Board of Management
3B	Appointment of Mr. R.H. Wirahadiraksa as a member of the Board of Management with effect from April 1, 2011	For	For	Board of Management
3C	Appointment of Mr. P.A.J. Nota as a member of the Board of Management with effect from April 1, 2011	For	For	Board of Management
4A	Re-appointment of Mr. C.J.A. Van Lede as a member of the Supervisory Board with effect from March 31, 2011	For	For	Board of Management
4B	Re-appointment of Mr. J.M. Thompson as a member of the Supervisory Board with effect from March 31, 2011	For	For	Board of Management
4C	Re-appointment of Mr. H. Von Prondzynski as a member of the Supervisory Board with effect from March 31, 2011	For	For	Board of Management
4D	Appointment of Mr. J.P. Tai as a member of the Supervisory Board with effect from March 31, 2011	For	For	Board of Management
05	Re-appointment of KPMG accountants N.V. as external auditor of the Company	For	For	Board of Management
6A	Authorization of the Board of Management for a period of 18 months, per March 31, 2011, as the body which is authorized, with the approval of the Supervisory Board, to issue shares or grant rights to acquire shares within the limits laid down in the Articles of Association of the Company	For	For	Board of Management
6B	Authorization of the Board of Management for a period of 18 months, per March 31, 2011, as the body which is authorized, with the approval of the Supervisory Board, to restrict or exclude the preemption right accruing to shareholders	For	For	Board of Management
07	Authorization of the Board of Management for a period of 18 months, per March 31, 2011, within the limits of the law and the Articles of Association, and with the approval of the Supervisory Board, to acquire shares in the Company pursuant to and subject to the limitations set forth in the agenda attached hereto	For	For	Board of Management

Name of Security: Abengoa SA

Ticker:	ABG.MC	Cusip or Sedol Number:	E0002V179001
		Meeting Type:	Ordinary General Meeting
Rec. Date:	04/01/11	Meeting Date:	04/09/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Examination and approval, if any, of Annual Accounts and Management Report for year 2010, the Company and its Consolidated Group, as well as the management and the remuneration of the Board of Directors during that year social	For	For	Board of Directors
2.	Examination and approval, if any, of the proposed appropriation of earnings for the year 2010	For	For	Board of Directors
3.	Ratification, appointment and reappointment, If any, of administrators	For	For	Board of Directors
4.	Re-election or appointment, if any, of the auditor of the Company and its consolidated group for the year 2011	For	For	Board of Directors
5.	Expansion of the social capital of the Company by increasing par value of shares of 0.25 to one euro per share, out of free reserves	For	For	Board of Directors
6A.	Modification of the Bylaws, in order to include, the changes resulting from the capital increase by increasing the nominal value of shares	For	For	Board of Directors
6B.	Modification of the Bylaws, in order to include, the creation of different classes of shares	For	Against	Board of Directors
6C.	Modification of the Bylaws, in order to include, amendments necessary to adapt the statutes to new classes of shares	For	Against	Board of Directors
6D.	Modification of the Bylaws, in order to include, Minor amendments to update statutory references to Consolidated Association of the Capital Company Act	For	For	Board of Directors
7.	Special Report director’s compensation policy for submission to the Annual General Meeting in an advisory capacity	For	For	Board of Directors
8.	Authorization to the Board of Directors to increase capital as stipulated in Article 297.1 b) within the limits of the Act	For	Abstain	Board of Directors
9.	Authorization to the Board of Directors for issuance of bonds or similar securities	For	Abstain	Board of Directors
10.	Authorization to the Board of Directors to acquire own shares directly or through group companies in accordance with the rules	For	Abstain	Board of Directors
11.	Delegation to the Board of Directors to interpret, correct, execution, formalization and registration of the resolutions adopted	For	For	Board of Directors
12.	Adoption of the Act in any of the procedures laid down by law	For	For	Board of Directors

Name of Security: EDP Renovaveis, SA

Ticker:	EDPR.LS	Cusip or Sedol Number:	E3847K101001
		Meeting Type:	Ordinary General Meeting
Rec. Date:	04/04/11	Meeting Date:	04/11/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Review and approval of individual annual accounts of EDP Renovaveis SA, as well as those consolidated with its subsidiaries for the fiscal year ended on December 31, 2010	For	For	Board of Directors
2.	Review and approval of the proposed application of results for the fiscal year ended December 31, 2010	For	Against	Board of Directors
3.	Review and approval of the individual management report of EDP Renovaveis, the consolidated management report with its subsidiaries, and its Corporate Governance Report, for the fiscal year ended on December 31, 2010	For	For	Board of Directors
4.	Review and approval of the management conducted by the Board of Directors during the fiscal year ended on December 31, 2010	For	For	Board of Directors
5.	Approval of the remuneration policy for the managers of the Company	For	Abstain	Board of Directors
6A.	Reelect Mr. Antonio Luis Guerra Nunes Mexia as Director for the term of three years set in the Bylaws	For	For	Board of Directors
6B.	Reelect Mrs. Ana Machado Fernandes as Director for the term of three years set in the Bylaws	For	For	Board of Directors
6C.	Reelect Mr. Nuno Maria Pestana de Almeida Alves as Director for the term of three years set in the Bylaws	For	For	Board of Directors
6D.	Reelect Mr. Joao Manuel Manso Neto as Director for the term of three years set in the Bylaws	For	For	Board of Directors
6E.	Appoint Mr. Rui Manuel Rodrigues Lopes Teixeira as Director for the term of three years set in the Bylaws	For	For	Board of Directors
7.	Reelection of the Chairperson of the General Meeting for a second term of Office	For	For	Board of Directors
8.	Reelection, as auditors of EDP Renovaveis SA, of KPMG Auditores, for the year 2010	For	For	Board of Directors
9.	Delegation of powers to the formalization and implementation of all resolutions adopted at the General Shareholders Meeting	For	For	Board of Directors

Name of Security: A.O. Smith Corporation

Ticker:	AOS	Cusip or Sedol Number:	831865209
		Meeting Type:	Annual Meeting
Rec. Date:	02/18/11	Meeting Date:	04/11/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Directors recommend a vote for election of the following nominees 1-Gloster B. Current, Jr. 02-Robert J. O’Toole, 03-Idelle K. Wolf, 04-Gene C. Wulf	For	For All Nominees	Board of Directors
2.	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the corporation	For	For	Board of Directors
3.	Proposal to approve by non-binding advisory vote, the compensation of our named executive officers	For	For	Personnel and Compensation Committee & Board of Directors
4.	Proposal to recommend by non-binding advisory vote, the frequency of future advisory votes on the compensation of our named executive officers	1 YR	1 YR	Board of Directors

Name of Security: Owens Corning

Ticker:	OC	Cusip or Sedol Number:	690742101
		Meeting Type:	Annual
Rec. Date:	02/16/11	Meeting Date:	04/14/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director Nominees Election	For	For All Nominees	Board of Directors
2.	To ratifiy the selection of PriceWaterhouseCoopers LLP as our independent registered public accounting firm for 2011	For	For	Audit Committee & Board of Directors

3.	To approve the corporate incentive plan	For	Abstain	Compensation Committee & Board of Directors
4.	To consider an advisory vote on compensation of our named executive officers	For	Abstain	Board of Directors
5.	To consider an advisory vote on the frequency of the advisory vote on compensation of our named executive officers	1 YR	Abstain	Board of Directors

Name of Security: Schneider Electric SA

Ticker:	SU.PA	Cusip or Sedol Number:	4834108
		Meeting Type:	MIX
Rec. Date:	04/15/11	Meeting Date:	04/21/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Approval of corporate financial statements for the financial year 2010	For	For	Management Board
2.	Approval of consolidated financial statements for the financial year 2010	For	For	Management Board
3.	Allocation of income for the financial year and setting the dividend	For	For	Management Board
4.	Approval of the report on regulated Agreements and Undertakings concluded during the previous financial years	For	For	Management Board
5.	Executive Pension Plan waiver compensation for Executive Board members	For	Abstain	Supervisory Board
6.	Ratification of the co-optation and appointment of Mr. Anand Mahindra as Supervisory Board member	For	For	Supervisory Board
7.	Appointment of Ms. Betsy Atkins as Supervisory Board member	For	For	Supervisory Board
8.	Appointment of Mr. Jeong H. Kim as Supervisory Board member	For	For	Supervisory Board
9.	Appointment of Ms. Dominique Senequier as Supervisory Board member	For	For	Supervisory Board
10.	Setting the amount of attendance allowances allocated to Supervisory Board members	For	For	Management Board
11.	Authorization granted to the Company to purchase its own shares: maximum purchase price is 150 Euros	For	For	Supervisory Board
E12.	Amendment of the Statutes: the statutory age limit of Supervisory Board members is replaced by a limit of renewable two years

	for members’ term of office over 70 years old	For	Abstain	Supervisory Board
E13.	Amendment of the Statutes: option to appoint a third censor	For	Abstain	Supervisory Board
E14.	Amendment to the Statutes: dividing in half the nominal value of shares	For	Abstain	Management Board
E15.	Delegation of authority granted to the Executive Board to (i) increase the capital within the limit of 800 million Euros of nominal, by issuing ordinary shares or any securities giving access to the capital with preferential subscription rights of shareholders or (ii) issue securities entitling to the allotment of debt securities with preferential subscription rights	For	Abstain	Management Board
E16.	Delegation of authority granted to the Executive Board to increase the capital by incorporation of reserves, profits or premiums	For	For	Management Board
E17.	Delegation of authority granted to the Executive Board to (i) increase the capital within the limit of 217 million Euros of nominal, by issuing ordinary shares or any securities giving access to the capital of the Company or one of its subsidiaries with cancellation of preferential subscription rights or (ii) to issue securities entitling to the allotment of debt securities with cancellation of preferential subscription rights, both by way of a public offer	For	For	Management Board
E18.	Authorization granted to the Executive Board to increase the amount of an original issuance, with preferential subscription rights of shareholders	For	For	Management Board
E19.	Option to use the delegation to increase capital with cancellation of preferential subscription rights, in consideration for contributions of securities in the event of public exchange offer or in-kind contribution involving other companies’ securities	For	For	Management Board
E20.	Delegation of authority granted to the
	Executive Board to decide to increase the share capital, within the limit of 108 million Euros of nominal, by issuing ordinary shares or any securities giving access to the capital of the Company or one of its subsidiaries which issue price will be set by the Executive Board	For	For	Management Board
E21.	Authorization granted to the Executive Board to award corporate officers and employees of the Company or related companies, options to subscribe for or purchase shares	For	For	Management Board
E22.	Authorization granted to the Executive Board to carry out free allocations of shares (on the basis of shares existing or to be issued)	For	For	Management Board
E23.	Delegation of authority granted to the Executive Board to carry out capital increases reserved for

	employees participating the Company Savings Plan	For	For	Management Board
E24.	Capital increase reserved for a category of beneficiaries: in favor of employees of foreign group companies	For	For	Management Board
E25.	Authorization granted to the Executive Board to cancel, if appropriate, shares of the Company purchased under conditions decided by the General Meeting, up to a maximum of 10% of the capital	For	Abstain	Management Board
E26.	Powers for the formalities	For	For	Management Board

Name of Security: Hyflux Ltd

Ticker:	600.SI	Cusip or Sedol Number:	Y3817K105
		Meeting Type:	Annual General Meeting
Rec. Date:	04/11/11	Meeting Date:	04/27/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	To receive and adopt Director’s Report and the Audited Accounts for the year ended 31 December 2010 together with the Auditors’ Report thereon	For	For	Board of Directors
2.	To declare a final dividend of 3.5 Singapore cents per ordinary share for the year ended 31 December 2010	For	For	Board of Directors
3.	To re-elect Mr. Rajsekar Kuppuswami Mitta who retires in accordance with Article 89 of the Company’s Articles of Association and who, being eligible, offers himself for re-election	For	For	Board of Directors
4.	To re-elect Professor Tan Teck Meng who retires in accordance with Article 89 of the Company’s Articles of Association and who, being eligible, offers himself for re-election	For	For	Board of Directors
5.	To approve the payment of Directors’ fees of SGD 490,000 for the year ended 31 December 2010	For	For	Board of Directors
6.	To re-appoint Messrs KPMG LLP as external auditors and to authorize the Directors to fix their remuneration	For	For	Board of Directors
7.	That the Directors be authorized and empowered to issue shares in the Company, make or grant offers, agreements or options that might or would require shares to be issued, issue shares in pursuance of any Instrument made or granted by the Directors while this Resolution was in force	For	Abstain	Board of Directors
8.	That authority be and is hereby given to Directors to allot and issue preference shares, and or make or grant offers, agreements or options that might

	or would require preference shares	For	Against	Board of Directors
9.	That the Directors be authorized and empowered to offer and grant options under the Hyflux
	Employees’ Share Option Scheme and to issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options grantedby the Company under the Scheme	For	Abstain	Board of Directors
10.	That the Directors of the Company be and are hereby authorized to make purchases of issued and fully-paid ordinary shares in the capital of the Company from time to time	For	For	Board of Directors

Name of Security: Hyflux Ltd

Ticker:	600.SI	Cusip or Sedol Number:	Y3817K105
		Meeting Type:	Extra Ordinary General Meeting
Rec. Date:	04/11/11	Meeting Date:	04/27/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	That: (a) the share incentive scheme to be known as Hyflux Employees’ Share Option Scheme 2011 be and is hereby approved (b) the Board of Directors of the Company be and is hereby authorized: (i) to establish and administer 2011 Scheme, (ii) to modify and/or amend 2011 Scheme from time to time, (iii) to offer and grant Options	For	Abstain	Board of Directors
2.	That subject to and contingent upon the passing of Ordinary Resolution 1, the participation of Ms Olivia Lum Ooi Lin, a Controlling Shareholder, in the 2011 Scheme be and is hereby approved	For	For	Board of Directors
3.	That the grant of Options to Ms Olivia Lum Ooi Lin, a Controlling Shareholder and Director of the Company, in accordance with the provisions of the 2011 Scheme on the following terms: (i) proposed date of grant, (ii) number of Scheme shares, (iii) subscription price per Scheme share, (iv) option period	For	Abstain	Board of Directors

Name of Security: Companhia de Saneamento Basico

Ticker:	SBS	Cusip or Sedol Number:	20441A102
		Meeting Type:	Special
Rec. Date:	04/08/11	Meeting Date:	04/28/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

A1.	Analyze the management’s accounts
	and financial statements supported by the fiscal council’s and external auditor’s reports related to the fiscal year of 2010	For	For	Board of Directors
A2.	Resolve on the allocation of net income for the 2010 fiscal year	For	For	Board of Directors
A3.	Change the newspaper on which SABESP’s financial statements and corporate acts are published	For	For	Board of Directors
A4.	Elect the members of the Board of Directors and the sitting and deputy members of the fiscal council, and fix the compensation	For	For	Board of Directors
E1.	Amendment to the bylaws to alter Articles, all as more fully described in the proxy statement	For	Abstain	Board of Directors

Name of Security: South Jersey Industries, Inc.

Ticker:	SJI	Cusip or Sedol Number:	838518108
		Meeting Type:	Annual
Rec. Date:	02/28/11	Meeting Date:	04/28/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Director Nominees Election	For	For All Nominees	Governance Committee & Board of Directors
2.	To approve the nonbinding advisory vote on executive compensation	For	Abstain	Compensation Committee & Board of Directors
3.	To determine whether future advisory votes on executive compensation will occur every 1, 2 or 3 years	1 Year	Abstain	Compensation Committee & Board of Directors
4.	To ratify appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2011	For	For	Audit Committee & Board of Directors

Name of Security: Itron, Inc.

Ticker:	ITRI	Cusip or Sedol Number:	465741106
		Meeting Type:	Annual

Rec. Date:	02/25/11	Meeting Date:	05/03/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1A.	Election of Director: Jon E. Eliassen	For	For	Board of Directors
1B.	Election of Director: Charles H. Gaylord Jr.	For	For	Board of Directors
1C.	Election of Director: Gary E. Pruitt	For	For	Board of Directors
2.	Ratification of appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the 2011	For	For	Audit/ Finance Committee & Board of Directors
3.	Proposal to approve the advisory (non-binding) resolution relating to executive compensation	For	Abstain	Board of Directors
4.	Proposal to determine (non-binding) frequency of future votes on executive compensation	1 year	Abstain	Board of Directors

Name of Security: Power-One, Inc.

Ticker:	PWER	Cusip or Sedol Number:	73930R102
		Meeting Type:	Annual
Rec. Date:	03/07/11	Meeting Date:	05/03/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Director Nominees Election	For	For All
			Nominees	Board of Directors
2.	Advisory resolution on named executive officer compensation	For	Abstain	Board of Directors
3.	Advisory vote on the frequency of future advisory votes on named executive officer compensation	2 Years	Abstain	Board of Directors
4.	Amendment to the amended and restated Power-One, Inc. 2004 stock incentive plan	For	Abstain	Board of Directors
5.	Ratification of appointment of Deloitte & Touche LLP as Power-One’s independent auditors for the Company for fiscal 2011	For	For	Board of Directors

Name of Security: SunPower Corporation

Ticker:	SPWRA	Cusip or Sedol Number:	867652109
		Meeting Type:	Annual

Rec. Date:	03/09/11	Meeting Date:	05/03/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director Nominees Election	For	For All Nominees	Board of Directors
2.	The proposal to approve, in an advisory vote, our named executive officer compensation	For	Abstain	Compensation Committee & Board of Directors
3.	The proposal to approve, in an advisory vote, whether a stockholder advisory vote on our named executive officer compensation should be held every (A) year, (B) two years, or (C) three years	3 Years	Abstain	Board of Directors

Name of Security: Hafslund ASA, OSLO

Ticker:	HNA.OL	Cusip or Sedol Number:	R28315126001
		Meeting Type:	Annual General
Rec. Date:	04/13/11	Meeting Date:	05/04/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Opening of meeting and election
	of meeting chairman	For	For	Board of Directors
2.	Establishment of list of
	attending shareholders	For	For	Board of Directors
3.	Approval of notice of meeting and agenda	For	For	Board of Directors
4.	Election of two shareholders to sign the
	minutes together with the meeting chairman	For	For	Board of Directors
5.	Review of 2010 financial statements	For	For	Board of Directors
6A.	Resolution on the 2010 annual financial
statements: Adoption of annual financial
statements and Board of Directors’ Report
	for Hafslund ASA and Hafslund Group	For	For	Board of Directors
6B.	Resolution on the 2010 annual financial
statements: Approval of allocation of result
for the year for Hafslund ASA, including the
	distribution of dividends for Hafslund ASA	For	For	Board of Directors
7.	Grant of power of attorney to the board
	for acquisition of company’s own shares	For	For	Board of Directors
8.	The board’s statement on
establishment of salaries and other

	remuneration for executive employees	For	For	Board of Directors
9.	Election of board members	For	For	Nomination Committee
10.	Establishment of remuneration of board members and deputy members	For	For	Nomination Committee
11.	Election of members to nomination committee, and chairman of the nomination committee	For	For	Board of Directors
12.	Establishment of remuneration of members of nomination committee. The board proposes re-election of Kjell O. Viland	For	For	Board of Directors
13.	Approval of auditor’s remuneration	For	For	Board of Directors

Name of Security: Ormat Technologies, Inc.

Ticker:	ORA	Cusip or Sedol Number:	686688102
		Meeting Type:	Annual
Rec. Date:	03/16/11	Meeting Date:	05/04/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director Nominees:
	Yoram Bronicki,	For	For	Board of Directors
	Roger W. Gale	For	For	Board of Directors
2.	To approve, on an advisory basis, the compensation of the Company’s named executive officers	For	For	Compensation Committee & Board of Directors
3.	To recommend, on an advisory basis, the frequency of the stockholder vote on executive compensation	3 Years	Abstain	Compensation Committee & Board of Directors
4.	To ratify selection of PricewaterhouseCoopers LLP as independent auditors of the company for its fiscal year ending December 31, 2011	For	For	Audit Committee & Board of Directors

Name of Security: American Water Works Company, Inc.

Ticker:	AWK	Cusip or Sedol Number:	030420103
		Meeting Type:	Annual
Rec. Date:	03/14/11	Meeting Date:	05/06/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1A.	Election of Director: Stephen P. Adik	For	For	Board of Directors
1B.	Election of Director: Martha Clark Goss	For	For	Board of Directors
1C.	Election of Director: Julie A. Dobson	For	For	Board of Directors
1D.	Election of Director: Richard R. Grigg	For	For	Board of Directors
1E. Election of Director: Julia L. Johnson		For	For	Board of Directors
1F. Election of Director: George Mackenzie		For	For	Board of Directors
1G.	Election of Director: William J. Marrazzo	For	For	Board of Directors
1H.	Election of Director: Jeffry E. Sterba	For	For	Board of Directors
2.	Ratification of appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year ended December 31, 2011	For	For	Audit Committee & Board of Directors
3.	Advisory vote on executive compensation	For	Abstain	Board of Directors
4.	Advisory vote on frequency of executive compensation votes	1 Year	Abstain	Board of Directors

Name of Security: WaterFurnace Renewable Energy Inc.

Ticker:	WFI.TO	Cusip or Sedol Number:	9415EQ108
		Meeting Type:	Annual General
Rec. Date:	04/01/11	Meeting Date:	05/10/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Election of Thomas F. Huntington, James R. Shields, Timothy E. Shields, Thomas C. Dawson, J. David Day, Charles R. Diltz and Geoffrey W.J. Pottow	For	For	Board of Directors
2.	Appointment of Grant Thornton LLP, Chartered Accountants, as Auditors of the Company for the ensuing year and to authorize the Directors to fix the Auditor’s remuneration	For	For	Board of Directors

Name of Security: Aqua America, Inc.

Ticker:	WTR	Cusip or Sedol Number:	03836W103
		Meeting Type:	Annual
Rec. Date:	03/14/11	Meeting Date:	05/12/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Director nominees:
	Mary C. Carroll	For	For	Corporate Governance Committee
	Ellen T. Ruff	For	For	Corporate Governance Committee
	Mario Mele	For	For	Corporate Governance Committee
2.	To ratify appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2011 fiscal year	For	For	Audit Committee & Board of Directors
3.	To recommend, by non-binding vote, approval of Company’s executive compensation programs	For	Abstain	Board of Directors
4.	To recommend, by non-binding vote, the frequency of executive compensation votes	3 Years	Abstain	Board of Directors
5.	Shareholder proposal to declassify the
Board for the purpose of Director
	elections	Against	Abstain	Shareholder

Name of Security: Elecnor SA, Madrid

Ticker:	ENO.MC	Cusip or Sedol Number:	E39152181001
		Meeting Type:	Ordinary General
Rec. Date:	05/10/11	Meeting Date:	05/17/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Examination and approval of annual financial statement and management report, such as their consolidated group, and the management of the board members	For	For	Board of Directors
2.	Application of the results	For	For	Board of Directors
3.	Amendment of the art 13 of the social bylaw	For	Abstain	Board of Directors
4.	Appointment of Mr. Rafael Martin De Bustamante Vega as board member	For	For	Board of Directors
5.	Authorization to the board members for purchasing treasury share	For	For	Board of Directors
6.	Appointment and re-election of the auditors	For	For	Board of Directors

7.	Delegation of powers	For	For	Board of Directors
8.	Any other business	Abstain	Abstain	Board of Directors
9.	Approval of the minute	For	For	Board of Directors

Name of Security: Solar Millennium AG, Erlangen

Ticker:	S2M.DE	Cusip or Sedol Number:	D7T496109001
		Meeting Type:	Annual General
Rec. Date:	04/11/11	Meeting Date:	05/18/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Presentation of the financial statements and annual report for 2009/2010 financial year	None	None	Supevisory Board
2.	Resolution on the appropriation of the distributable profit of EUR 6,555,074.78	For	For	Management & Supervisory Board
3.	Ratification of the acts of the Board of MDs. The ratification of the acts of the Board of MDs shall be postponed	For	For	Management & Supervisory Board
4.	Ratification of the acts of the Supervisory Board The ratification of the acts of the Supervisory Board shall be postponed	For	For	Management & Supervisory Board
5.	Resolution on the remuneration for the Supervisory Board for the 2009/2010 financial year	For	For	Management & Supervisory Board
6.	Appointment of auditors for the 2010/2011 financial year: Deloitte + Touche GmbH, Nuremberg	For	For	Supervisory Board

Name of Security: SolarWorld, AG

Ticker:	SWV.F	Cusip or Sedol Number:	D7045Y103001
		Meeting Type:	Annual General
Rec. Date:	05/02/11	Meeting Date:	05/24/11

Agenda Item Description

	Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:

1.	Presentation of the financial statements and annual report for 2010 financial year	None	None	Management & Supevisory Board
2.	Resolution on the appropriation of the distributable profit of EUR 130,183,958.19	For	For	Management & Supervisory Board
3.	Ratification of the acts of the Board of MDs	For	For	Executive & Supervisory Board
4.	Ratification of the acts of the Supervisory Board	For	For	Executive & Supervisory Board
5.	Resolution on the remuneration for the Supervisory Board	For	For	Management & Supervisory Board
6.	Appointment of auditors for the 2011 financial year: BDO AG, Bonn	For	For	Supervisory Board
7.	Approval of adjustment to the profit transfer agreement with the company’s wholly owned subsidiaries	For	For	Board & Supervisory Board
8.	Approval of profit transfer agreement with company’s wholly-owned subsidiary, SolarWorld Solicium GmbH	For	For	Board & Supervisory Board

Name of Security: ITC Holdings Corp.

Ticker:	ITC	Cusip or Sedol Number:	465685105
		Meeting Type:	Annual
Rec. Date:	04/12/11	Meeting Date:	05/26/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director Nominees:
	Edward G. Jepsen	For	For	Governance Committee
	Richard D. McLellan	For	For	Governance Committee
	William J. Museler	For	For	Governance Committee
	Hazel R. O’Leary	For	For	Governance Committee
	G. Bennett Stewart III	For	For	Governance Committee
	Lee C. Stewart	For	For	Governance Committee

	Joseph L. Welch	For	For	Governance Committee
2.	To approve, by non-binding vote, executive compensation	For	Abstain	Compensation Committee
3.	To recommend, by non-binding vote, the frequency of executive compensation votes	3 years	Abstain	Board of Directors
4.	Approval of an amendment and restatement to our amended and restated 2006 long term incentive plan to provide for an extension of term of plan for an additional four years and ratifying the performance measures available	For	Abstain	Board of Directors
5.	Approval of an amendment to our employee stock purchase plan to provide for an extension of term of plan for an additional four years	For	Abstain	Board of Directors
6.	Ratification of appointment of Deloitte & Touche LLP as independent registered public accountants for 2011	For	For	Audit and Finance Committee & Board of Directors

Name of Security: Northwest Natural Gas Company

Ticker:	NWN	Cusip or Sedol Number:	667655104
		Meeting Type:	Annual
Rec. Date:	04/06/11	Meeting Date:	05/26/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Director Nominees:
	M. L. “Stormy” Byorum	For	For	Board of Directors
	John D. Carter	For	For	Board of Directors
	C. Scott Gibson	For	For	Board of Directors
	Gregg S. Kantor	For	For	Board of Directors
2.	Reapproval and amendment of long term incentive plan to reserve an additional 100,000 shares of common stock for the plan	For	Abstain	Board of Directors
3.	Approval of the compensation of named executive officers, as an advisory vote	For	Abstain	Board of Directors
4.	Frequency of future votes on executive compensation, as an advisory vote	3 Years	Abstain	Board of Directors
5.	Ratification of appointment of PricewaterhouseCoopers LLP as NW Natural’s independent registered public accountants for fiscal year 2011	For	For	Audit Committee & Board of Directors

Name of Security: SMA Solar Technology, AG

Ticker:	S92.DE	Cusip or Sedol Number:	D7008K108001
		Meeting Type:	Annual General
Rec. Date:	05/04/11	Meeting Date:	05/26/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Presentation of the financial statements and annual report for 2010 financial year	None	None	Management & Supervisory Board
2.	Resolution on the appropriation of the distributable profit of EUR 540,156,574.15	For	For	Executive & Supervisory Board
3a.	Ratification of the acts of the Board of MDs: Guenther Cramer	For	For	Management & Supervisory Board
3b.	Ratification of the acts of the Board of MDs: Peter Drews	For	For	Executive & Supervisory Board
3c.	Ratification of the acts of the Board of MDs: Roland Grebe	For	For	Executive & Supervisory Board
3d.	Ratification of the acts of the Board of MDs: Pierre-Pascal Urbon	For	For	Executive & Supervisory Board
3e.	Ratification of the acts of the Board of MDs: Marko Werner	For	For	Executive & Supervisory Board
3f.	Ratification of the acts of the Board of MDs: Juergen Dolle	For	For	Executive & Supervisory Board
3g.	Ratification of the acts of the Board of MDs: Uwe Hertel	For	For	Executive & Supervisory Board
4	Ratification of the acts of the Supervisory Board	For	For	Executive & Supervisory Board
5.	Appointment of auditors for the 2011 financial year: Deloitte and

	Touche GmbH, Hanover	For	For	Audit Committee
& Supervisory
Board
6a.	Elections to the Supervisory Board: Guenther Cramer	For	For	Board
6b.	Elections to the Supervisory Board: Peter Drews	For	For	Board

Name of Security: Acciona SA

Ticker:	ANA.MC	Cusip or Sedol Number:	E0008Z109001
		Meeting Type:	Annual
Rec. Date:	06/01/11	Meeting Date:	06/08/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Review and approval of annual individual accounts of Acciona, S.A. and consolidated accounts of the group for which it is parent company, all corresponding to 2010 fiscal year	For	For	Board of Directors
2.	Review of individual management report of Acciona, S.A. and consolidated management report of the group for which it is parent company, all corresponding to 2010 fiscal year and approval of corporate management	For	For	Board of Directors
3.	Allocation of profits from the 2010 fiscal year	For	For	Board of Directors
4.	To re-elect Deloitte, S.L .as auditor of Acciona, S.A. for review of annual accounts for 2011 fiscal year	For	For	Board of Directors
5.1	To re-elect Ms. Belen Villalonga Morenes as independent director, for statutory term	For	For	Board of Directors
5.2	To designate Ms. Sol Daurella Comadran as an independent director, for statutory term	For	For	Board of Directors
6.1	Approval of the awarding of shares and stock option rights to top management	For	For	Board of Directors
6.2	Extension of term of validity of shares and stock option plan through 2012 fiscal year and fixing the number of available shares	For	For	Board of Directors
7.1	Information on significant modifications to the assets or liabilities of the companies participating in the merger	None	None	Board of Directors
7.2	Approval of Acciona, S.A.’s 2010 annual balance sheet as the merger balance sheet	For	For	Board of Directors
7.3	Approval of merger through absorption of companies Grupo Entrecanales, S.A., Servicios Urbanos Integrales, S.A., Tivafen, S.A., Osmosis International, S.A., Unipersonal Company by Acciona, S.A.	For	For	Board of Directors
7.4	Submission of merger to fiscal regime established in chapter viii of section vii	For	For	Board of Directors

8.1	Amendment of Article 1 of company bylaws	For	For	Board of Directors
8.2	Amendment of Articles 7, 8 and 9 of company bylaws	For	For	Board of Directors
8.3	Amendment of Articles 12, 13, 14, 17, 18, 21, 27 and 28 of company bylaws	For	For	Board of Directors
8.4	Amendment of Articles 29, 30, 31, 32, 34, 35, 36, 39, 40 and 42 of company bylaws	For	For	Board of Directors
8.5	Amendment of Articles 45, 46 and 47 of company bylaws	For	For	Board of Directors
8.6	Amendment of Articles 49 and 51 of company bylaws	For	For	Board of Directors
9.	To approve modification of the Preamble and Articles 1, 4, 5, 6, 7, 8, 15, 18, 19, 29 and new Article 31	For	For	Board of Directors
10.	To approve the report on compensatory policy of Board of Directors corresponding to 2010 fiscal year	For	For	Board of Directors
11.	Report of amendments of board directors	None	None	Board of Directors
12.	Delegation of powers to board of directors for development, interpretation, adjustment and execution of resolutions of general shareholders meeting	For	For	Board of Directors

Name of Security: Algonquin Power & Utilities Corp.

Ticker:	AQN.TO	Cusip or Sedol Number:	015857105
		Meeting Type:	Annual & Special
Rec. Date:	05/16/11	Meeting Date:	06/21/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	The re-appointment of KPMG LLP, chartered accountants, as auditors of the Corporation and authorizing Directors of Corporation to fix remuneration of auditors	For	For	Board of Directors
2.	Director Nominees:
	Christopher Ball	For	For	Board of Directors
	Christopher Huskilson	For	For	Board of Directors
	Christopher Jarratt	For	For	Board of Directors
	Kenneth Moore	For	For	Board of Directors
	Ian Robertson	For	For	Board of Directors
	George Steeves	For	For	Board of Directors
3.	A special resolution providing that the Corporation’s articles be amended to change the name of the Corporation to such name as may be determined by the Board from time to time	For	For	Board of Directors
4.	A resolution to approve strategic investment agreement with Emera Inc.	For	For	Board of Directors
5.	A resolution to approve transactions proposed with Emera	For	For	Board of Directors

6.	A resolution to approve the waiver of Corporation’s shareholder rights plan to acquisitions of shares by Emera under transactions completed in accordance with the strategic investment agreement	For	For	Board of Directors
7.	A resolution to approve amendments to the Corporation’s stock option plan.	For	For	Board of Directors
8.	A resolution to approve the Corporation’s employee share purchase plan	For	For	Board of Directors
9.	A resolution to approve the Corporation’s Directors’ deferred share unit plan	For	For	Board of Directors

Name of Security: EDP Renovaveis SA

Ticker:	EDPR.LS	Cusip or Sedol Number:	E3847K101001
		Meeting Type:	ExtraOrdinary General
Rec. Date:	06/14/11	Meeting Date:	06/21/11

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	To increase the number of members of Board of Directors in one member, so that the Board of Directors will have seventeen members	For	For	Board of Directors
2A.	Re-elect Mr. Joao Manuel de Mello Franco as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
2B.	Re-elect Mr. Jorge Manuel Azevedo Henriques dos Santos as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
2C.	Re-elect Mr. Jose Fernando Maia de Araujo e Silva as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
2D.	Re-elect Mr. Rafael Caldeira de Castel- Branco Valverde as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
2E.	Re-elect Mr. Joao Jose Belard da Fonseca Lopes Raimundo as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee

2F.	Re-elect Mr. Antonio do Pranto Nogueira Leite as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
2G.	Re-elect Mr. Francisco Jose Queiroz de Barros de Lacerda as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
2H.	Re-elect Mr. Manuel Menendez Menendez as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
2I.	Appoint Mr. Joao Paulo Nogueira da Sousa Costeira as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
2J.	Appoint Mr. Gabriel Alonso Imaz as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
2K.	Appoint Mr. Luis de Abreu Castello-Branco Adao da Fonseca as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
3A.	Re-elect Mr. Antonio Luis Guerra Nunes Mexia as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
3B.	Re-elect Mrs. Ana M Machado Fernandes as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
3C.	Re-elect Mr. Joao Manuel Manso Neto as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee

3D.	Re-elect Mr. Nuno Maria Pestana de Almeida Alves as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
3E.	Re-elect Mr. Rui Manuel Rodrigues Lopes Teixeira as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
3F.	Re-elect Mr. Gilles August as Director for the term of three years as set in the Bylaws	For	For	Nominations and Remunerations Committee
4A.	Amendment of Article 12.4 of the Bylaws to adapt the formalities of the General Shareholders’ Meeting summon to the requirement of the Companies Act	For	For	Board of Directors
4B.	Amendment of Article 12.6 of the Bylaws to allow the General Shareholders’ Meeting being held in any city of Spain according the faculty included in the Companies Act	For	For	Board of Directors
4C.	Amendment of Article 26 of the Bylaws to add a new paragraph, 26.4, and the enumeration of the other paragraphs of this article	For	For	Board of Directors
4D.	Amendment of Article 27.3 of the Bylaws to increase the number of members of the Executive Committee	For	For	Board of Directors
5.	To establish a maximum limit to Directors remuneration	For	For	Board of Directors
6.	Delegation of powers to formalization and implementation of all resolutions adopted at the General Shareholders’ Meeting	For	For	Board of Directors

Name of Security: Panasonic Corporation

Ticker:	PC	Cusip or Sedol Number:	69832A205
		Meeting Type:	Annual
Rec. Date:	03/30/11	Meeting Date:	06/24/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

1.	Director Nominees:
	Kunio Nakamura	For	For	Issuer

	Masayuki Matsushita	For	For	Issuer
	Fumio Ohtsubo	For	For	Issuer
	Toshihiro Sakamoto	For	For	Issuer
	Takahiro Mori	For	For	Issuer
	Yasuo Katsura	For	For	Issuer
	Ken Morita	For	For	Issuer
	Ikusaburo Kashima	For	For	Issuer
	Yoshihiko Yamada	For	For	Issuer
	Kazunori Takami	For	For	Issuer
	Makoto Uenoyama	For	For	Issuer
	Masatoshi Harada	For	For	Issuer
	Takashi Toyama	For	For	Issuer
	Ikuo Uno	For	For	Issuer
	Masayuki Oku	For	For	Issuer
	Masaharu Matsushita	For	For	Issuer
	Kazuhiro Tsuga	For	For	Issuer
	Yoshiku Miyata	For	For	Issuer
	Yoshiyuki Miyabe	For	For	Issuer
	Yoshiaki Nakagawa	For	For	Issuer
2A	Election of Corporate Auditor:
	Yasuo Yoshino	For	For	Issuer
2B	Election of Corporate Auditor:
	Yoshihiro Furuta	For	For	Issuer

Name of Security: Kyocera Corporation

Ticker:	KYO	Cusip or Sedol Number:	501556203
		Meeting Type:	Annual
Rec. Date:	03/31/11	Meeting Date:	06/28/11

Agenda Item Description

			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:

01	Approval of disposition of surplus	For	For	Issuer
2A	Election of Makoto Kawamura as a Director	For	For	Issuer
2B	Election of Tetsuo Kuba as a Director	For	For	Issuer
2C	Election of Tatsumi Maeda as a Director	For	For	Issuer
2D	Election of Hisao Hisaki as a Director	For	For	Issuer
2E	Election of Yasuyuki Yamamoto as a Director	For	For	Issuer
2F	Election of Goro Yamaguchi as a Director	For	For	Issuer
2G	Election of Shoichi Aoki as a Director	For	For	Issuer
2H	Election of Katsumi Komaguchi as a Director	For	For	Issuer
2I	Election of Tsutomu Yamori as a Director	For	For	Issuer
2J	Election of Yoshihito Ohta as a Director	For	For	Issuer
2K	Election of Rodney N. Lanthorne as a Director	For	For	Issuer
2L	Election of John S. Gilbertson as a Director	For	For	Issuer
03	Election of Yoshihiro Kano as a
	Corporate Auditor	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	New Alternatives Fund, Inc.

By (Signature and Title)*	/S/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer)

Date	July 26, 2011

*	Print the name and title of each signing officer under his or her signature.